Financial Instruments and Fair Value Measurements - Derivative Instruments in Statement of Financial Position at Fair Value (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivatives Fair Value [Line Items]
Asset Derivatives, Fair Value	$ 0.6	$ 2.1
Liability Derivatives, Fair Value	0.7	0.9
Derivatives designated as hedging instruments | Foreign currency forward contracts [Member] | Accrued expenses [Member]
Derivatives Fair Value [Line Items]
Liability Derivatives, Fair Value	0.4	0.5
Derivatives designated as hedging instruments | Foreign currency forward contracts [Member] | Other Current Assets [Member]
Derivatives Fair Value [Line Items]
Asset Derivatives, Fair Value	0	2.1
Derivative not designated as hedging instruments [Member] | Foreign currency forward contracts [Member] | Accrued expenses [Member]
Derivatives Fair Value [Line Items]
Liability Derivatives, Fair Value	0.3	0.4
Derivative not designated as hedging instruments [Member] | Foreign currency forward contracts [Member] | Other Current Assets [Member]
Derivatives Fair Value [Line Items]
Asset Derivatives, Fair Value	$ 0.6	$ 0